Current Maturities of Long Term Borrowing and Short-Term Credits (Details Textual) ₪ in Millions	12 Months Ended
Dec. 31, 2017 ILS (₪)
Disclosure of transactions between related parties [line items]
Short-term credits due date	May 31, 2018
Short-term credits	₪ 295
Pc's Notes [Member]
Disclosure of transactions between related parties [line items]
Short-term credits	₪ 486